Exit, Disposal and Restructuring Activities	12 Months Ended
Jun. 30, 2012
Exit, Disposal and Restructuring Activities

Note 6 – Exit, Disposal and Restructuring Activities

The company has incurred exit, disposition and restructuring charges for initiatives designed to improve its operational performance and reduce cost. In addition, in June 2012, the company completed the spin-off of its international coffee and tea operations into a new public company, which resulted in the company incurring certain costs in conjunction with the spin-off. These costs include restructuring actions such as employee termination costs and costs related to renegotiating contractual agreements; third party professional fees for consulting and other services that are directly related to the spin-off; and the costs of employees solely dedicated to activities directly related to the spin-off.

The nature of the costs incurred includes the following:

1)	Exit Activities, Asset and Business Disposition Actions– These amounts primarily relate to:

•  Employee termination costs

•  Lease and contractual obligation exit costs

•  Gains or losses on the disposition of assets or asset groupings that do not qualify as discontinued operations

2)	Restructuring/spin-off costs recognized in Cost of Sales and Selling, General and Administrative Expenses primarily relate to:

•  Expenses associated with the installation of information systems

•  Costs to retain and relocate employees

•  Consulting costs

•  Costs associated with the transition of services to an outside third party vendor as part of a business process outsourcing initiative

Restructuring/spin-off costs are recognized in Cost of Sales or Selling, General and Administrative Expenses in the Consolidated Statements of Income as they do not qualify for treatment as an exit activity or asset and business disposition pursuant to the accounting rules for exit and disposal activities. However, management believes that the disclosure of these charges provides the reader with greater transparency to the total cost of the initiatives.

The following is a summary of the (income) expense associated with new and ongoing actions, which also highlights where the costs are reflected in the Consolidated Statements of Income along with the impact on diluted EPS:

(in millions)	2012	2011	2010
Exit and business dispositions	$81	$39	$18
Selling, general and administrative expenses	118	35	14
Reduction in income from continuing operations before income taxes	199	74	32
Income tax benefit	(57)	(22)	(12)
Reduction in income from continuing operations	$142	$52	$20
Impact on diluted EPS from continuing operations	$1.17	$0.42	$0.14

The impact of these actions on the company’s business segments and unallocated corporate expenses is summarized as follows:

(in millions)	2012	2011	2010
Retail	$14	$11	$4
Foodservice/Other	4	3	6
Australian Bakery	3	–	–
Decrease in business segment income	21	14	10
Increase in general corporate expenses	178	60	22
Total	$199	$74	$32

The following discussion provides information concerning the exit, disposal and restructuring/spin-off activities for each year where actions were initiated and material reserves exist.

2012 Actions During 2012, the company approved certain actions related to exit, disposal, restructuring and spin-off activities and recognized charges of $200 million related to these actions. Each of these activities is expected to be completed within a 12-month period after being approved and include the following:

— Recognized a charge to implement a plan to terminate approximately 520 employees, related to the retail, foodservice and corporate office operations and provide them with severance benefits in accordance with benefit plans previously communicated to the affected employee group or with local employment laws. Of the 520 targeted employees, approximately 270 have been terminated. The remaining employees are expected to be terminated within the next 12 months.

— Recognized costs associated with renegotiating global IT contracts and spin-off related advisory fees.

— Recognized third party and employee costs associated with the planned spin-off of the company’s international coffee and tea operations.

The following table summarizes the net charges taken for the exit, disposal, other restructuring and spin-off activities approved during 2012 and the related status as of June 30, 2012. The accrued amounts remaining represent those cash expenditures necessary to satisfy remaining obligations. The majority of the cash payments to satisfy the accrued costs are expected to be paid in the next 12 months. Approximately $65 million to $75 million of additional charges are expected to be recognized within the next twelve month period related to these restructuring actions and other actions associated with cost reduction efforts related to the spin-off. See the Business Overview section of the Financial Review for additional information.

(In millions)	Employee Termination and Other Benefits	IT and Other Costs	Non- cancellable Leases/ Contractual Obligations	Total
Exit, disposal and other costs recognized during 2012	$28	$117	$55	$200
Charges recognized in discontinued operations	7	–	5	12
Cash payments	(10)	(94)	(51)	(155)
Non-cash charges	–	(7)	8	1
Accrued costs as of June 30, 2012	$25	$ 16	$17	$ 58

2011 Actions During 2011, the company approved certain actions related to exit, disposal, restructuring and spin-off activities and recognized charges of $77 million related to these actions. Each of these activities was expected to be completed within a 12-month period after being approved and include the following:

•  Recognized a charge to implement a plan to terminate approximately 630 employees, related to the North American retail and foodservice businesses and the corporate office operations and provide them with severance benefits in accordance with benefit plans previously communicated to the affected employee group or with local employment laws. Of the 630 targeted employees, approximately 570 have been terminated. The remaining employees are expected to be terminated within the next 12 months.

•  Recognized costs associated with the transition of services to an outside third party vendor as part of a business process outsourcing initiative.

•  Recognized third party and employee costs associated with the planned spin-off of the company’s International coffee and tea operations.

The following table summarizes the net charges taken for the exit, disposal, restructuring and spin-off activities approved during 2011 and the related status as of June 30, 2012. The accrued amounts remaining represent those cash expenditures necessary to satisfy remaining obligations. The majority of the cash payments to satisfy the accrued costs are expected to be paid in the next 12 months.

(In millions)	Employee Termination and Other Benefits	IT and Other Costs	Non- cancellable Leases/ Contractual Obligations	Total
Exit, disposal and other costs recognized during 2011	$32	$36	$9	$77
Charges recognized in discontinued operations	1	25	–	26
Cash payments	(2)	(42)	–	(44)
Non-cash charges	–	(1)	–	(1)

Accrued costs as of July 2, 2011	31	18	9	58
Change in estimate	(1)	–	–	(1)
Cash payments	(15)	(18)	(9)	(42)

Accrued costs as of June 30, 2012	$15	$–	$–	$15

2010 Actions During 2010, the company approved certain actions related to exit, disposal, and other restructuring activities and recognized charges of $34 million in continuing operations related to these actions. Each of these activities was to be completed within a 12-month period after being approved and include the following:

•  Recognized a charge to implement a plan to terminate approximately 720 employees, primarily related to the North American foodservice operations, and provide them with severance benefits in accordance with benefit plans previously communicated to the affected employee group or with local employment laws.

•  Recognized costs associated with the transition of services to an outside third party vendor as part of a business process outsourcing initiative.

As of June 30, 2012, all of the above restructuring actions have been completed and there are no accrued liabilities remaining in the Consolidated Balance Sheet related to these completed 2010 actions.

Other Restructuring Actions Prior to 2010, the company had approved and completed various actions to exit certain defined business activities and lower its cost structure, and these actions have had minimal impact on current year results. In 2012, adjustments were made to certain accrued obligations remaining for these completed actions. These adjustments related to the final settlement of certain planned termination actions which increased income from continuing operations before income taxes by $1 million and are reported in the “Net charges for exit activities, asset and business dispositions” line of the Consolidated Statements of Income.

As of June 30, 2012, the accrued liabilities remaining in the Consolidated Balance Sheet related to these completed actions total $6 million and represent certain severance obligations. These accrued amounts are expected to be satisfied in cash and will be funded from operations.